Financial Instruments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt, Carrying Amount	$ 1,299,220	$ 1,317,427
Estimated period expected to be reclassified	12 months
Foreign currency cash flow fedge loss to be reclassified during next 12 months	$ 1,987
Fair Value, Inputs, Level 2 [Member]
Long-Term Debt, Fair Value	121,720
Long-Term Debt, Carrying Amount	142,778
Fair Value, Inputs, Level 1 [Member]
Long-Term Debt, Fair Value	228,424
Long-Term Debt, Carrying Amount	$ 266,610